Report Of The Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	12 Months Ended
Dec. 31, 2022 market economic_scenario $ / bbl
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	72
Consensus Central scenario ECL
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%
Number of exceptions | market	3
GDP growth rate, 5-year average	2.50%
Forecast period	5 years
Consensus Central scenario ECL | Minimum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	55.00%
Consensus Central scenario ECL | Maximum
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	70.00%
Consensus Central scenario ECL | Up to 1 year
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP growth rate	1.60%
Downside 2 scenario ECL
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%